Share-based compensation	12 Months Ended
Dec. 31, 2025
Share-based compensation
Share-based compensation

16. Share-based compensation

Share options

On January 25, 2015, the Board of Directors of X Financial approved the Share Incentive Plan for the purpose of providing incentives and rewards to employees and executives who contribute to the success of the Company’s operations, and granted 13,843,645 of stock options. On June 29, 2015, May 3, 2016, October 11, 2017, April 30, 2018, October 31, 2018 and April 30, 2019, the Board of Directors of X Financial granted 630,000, 7,425,000, 16,616,000, 841,054, 475,000 and 155,000 stock options respectively to certain employees, directors and officers. The stock options shall expire 10 years from the date of grant and vest over a period from three to four years.

On May 9, 2018, the Board of Directors of X Financial granted 40,000,000 share options to certain senior management. The exercise price was the offering price per share of the Group’s IPO which was US$4.75, and were eligible to vest, in whole or in part, when both the market capitalization milestone as well as the targeted adjusted net earnings were achieved subsequent to the IPO. The Company determined the service inception date to be May 9, 2018 and the grant date to be the date of the IPO.

On November 10, 2021, the board of directors of X Financial decided to cancel 9,429,984 of unvested share options granted to certain senior management.

The Company used the Binomial model to estimate the fair value of the options granted on the respective grant dates with assistance from independent valuation firms. The fair value per option was estimated at the date of grant using the assumptions below. The weighted-average grant date fair value of the options for the years ended December 31, 2023, 2024 and 2025 were RMB10.39, RMB10.80 and RMB10.34 per share respectively.

	January 25,	June 29,	May 3,	October 11,	April 30,	May 9,	October 31,	April 30,
	2015	2015	2016	2017	2018	2018	2018	2019
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Fair value of underlying ordinary shares	4.91	9.66	16.98	30.29	41.33	38.14	26.74	16.65
Exercise Price	0.27	0.27	0.27 - 10.71	0.27 - 27.02	25.42	30.27	27.93	31.96
Expected Volatility per annum (“p.a.”)	43.00%	38.00%	42.00%	38.60%	45.47%	39.3%	43.90%	30.15%
Risk-Free Rate (p.a.)	1.81%	2.33%	1.81%	2.35%	2.96%	2.94%	3.15%	2.97%
Exercise Multiple	2.5	2.5	2.5	2.5	2.5	5.58-38.33	2.5	NIL
Dividend Yield (p.a.)	NIL	NIL	NIL	NIL	NIL	NIL	NIL	NIL
Time to Maturity (Years)	10	10	10	10	10	5	10	10

The risk-free rate of interest is based on the yield curve of government bonds in the Chinese Mainland as of valuation date. The expected volatility is estimated based on annualized standard deviation of daily stock price return of comparable companies for the period before valuation date and with similar span as the expected expiration term. Prior to the IPO, the fair value of the ordinary shares was through a retrospective valuation as at each grant date, which used management’s best estimate for projected cash flows as of the valuation date with the assistance of an independent third-party appraiser. Subsequent to the IPO, the fair value of ordinary shares was determined by observable market price.

A summary of option activity during the year ended December 31, 2025 is presented below:

				Intrinsic
				value of
	Number of	Exercise Price	Remaining	options
	Options	RMB	Contractual	RMB
Outstanding, as of January 1, 2025	4,003,514	0.27-31.96	0.06-4.32	5,954,422
Granted	—	—	—	—
Exercised	1,879,130	0.27-10.71	—	—
Forfeited/Cancelled	—	—	—	—
Outstanding, as of December 31, 2025	2,124,384	0.27-31.96	0.34-3.38	870,002
Vested and expected to vest as of December 31, 2025	2,124,384	0.27-31.96	0.34-3.38	870,002
Exercisable as of December 31, 2025	2,124,384	0.27-31.96	0.34-3.38	870,002

The Group recognized the compensation cost for the stock options on a straight-line basis.

For the years ended December 31, 2023, 2024 and 2025, the Group recorded compensation expenses of RMB414,747, nil and nil respectively for the stock options granted to the Group’s employees. The Group allocated share-based compensation expense for share option as follows:

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Origination and servicing	70,740	—	—	—
General and administrative	344,007	—	—	—
Borrower acquisitions and marketing	—	—	—	—

All compensation expense related to unvested stock options was recognized by the end of December 31, 2023.

There were no income tax benefits recognized for the years ended December 31, 2023, 2024 and 2025 for share options exercised and for share-based compensation expense related.

Restricted stocks unit

Since 2019, the Group has granted restricted stock units (“RSUs”) to its directors, senior management, and employees. These RSUs generally have vesting periods ranging from two to four years and, for those granted since 2020, typically expire 10 years from the date of grant. From 2019 to 2022, the Group granted an aggregate of 35,230,698 RSUs to directors and employees, which included 26,657,998 units granted in November 2021 as significant long-term incentives for senior management and employees. The Group granted 180,000 RSUs in 2023, 7,210,000 RSUs in 2024, and an aggregate of 3,847,044 RSUs in 2025. While certain RSUs granted to employees are immediately vested upon grant, those granted to directors generally vest over a period of three years.

In August and November 2019, the Group cancelled 1,750,000 unvested options and concurrently granted 1,750,000 RSUs as replacement awards. The incremental compensation expense of RMB360,592 (US$52,281), representing the excess of the fair value of the modified awards over the original awards, was recognized accordingly.

In October 2025, the Group cancelled 1,683,606 unvested RSUs. Consequently, all remaining unrecognized compensation expense associated with these cancelled awards was recognized in full for the year ended December 31, 2025.

A summary of restricted share units’ activity during the year ended December 31, 2025 is presented below:

		Weighted-Average Grant-Date
	Number of	Fair Value
	Restricted Shares	RMB
Outstanding, as of January 1, 2025	13,375,270	4.94
Granted	3,847,044	11.20
Vested	(7,486,266)	5.97
Forfeited	(63,256)	4.97
Cancelled	(1,683,606)	6.78
Outstanding, as of December 31, 2025	7,989,186	6.60

For the year ended December 31, 2023, 2024 and 2025, the Group recorded compensation expenses of RMB42,183,463, RMB40,177,807 and RMB60,966,646 (US$8,718,114) respectively for the restricted shares granted to the Group’s directors and employees. The Group allocated share-based compensation expense for restricted share as follows:

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Origination and servicing	25,396,830	14,643,365	24,122,338	3,449,447
General and administrative	16,617,520	22,078,845	32,997,428	4,718,570
Borrower acquisitions and marketing	169,113	3,455,597	3,846,880	550,097

As of December 31, 2023, 2024 and 2025, there was RMB61,832,598, RMB8,277,516 and RMB5,757,534 (US$823,316) respectively of total unrecognized compensation expense related to unvested restricted shares granted. As of December 31, 2025, the cost is expected to be recognized over a weighted-average period of 3.05 years.

There were no income tax benefits recognized for the years ended December 31, 2023, 2024 and 2025 for restricted stocks unit related to share-based compensation expense.